Payroll and Social Charges - Schedule of Payroll and Social Charges (Details) - Payroll and social charges [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Payroll and Social Charges [Line Items]
Social charges in installments	$ 284,915	$ 356,545
Bonus and vacation along with related social charges	929,070	804,551
Salaries and related social charges	617,129	561,990
Others	17,110	65,383
Payroll and social charges	1,848,224	1,788,469
Breakdown:
Current liabilities	1,560,159	1,435,751
Non-current liabilities	288,065	352,718
Total liabilities	$ 1,848,224	$ 1,788,469